STOCKHOLDERS' EQUITY - Non-qualified Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Options
Beginning balance (in shares)	2,551	2,751
Options granted (in shares)	0	0
Options exercised (in shares)	0	0
Options forfeited or expires (in shares)	(171)	(200)
Ending balance (in shares)	2,380	2,551	2,751
Options vested/exercisable (in shares)	2,380
Options expected to vest (in shares)	0
Weighted Average Exercise Price
Options outstanding, Weighted average exercise price, beginning balance (in dollars per share)	$ 79.62	$ 79.76
Options granted, Weighted average exercise price (in dollars per share)	0	0
Options exercised Weighted average exercise price (in dollars per share)	0	0
Options forfeited or expires, Weighted average exercise price (in dollars per share)	81.60	81.60
Options outstanding, Weighted average exercise price, ending balance (in dollars per share)	79.48	$ 79.62	$ 79.76
Options vested/exercisable, Weighted average exercise price (in dollars per share)	79.48
Options expected to vest, Weighted average exercise price (in dollars per share)	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options outstanding, Weighted-average remaining contractual life	6 years 8 months 12 days	8 years 8 months 12 days	9 years 7 months 6 days
Options vested/exercisable, Weighted-average remaining contractual life	7 years 8 months 12 days
Options expected to vest, Weighted-average remaining contractual life	7 years 8 months 12 days